Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
The estimated useful lives for each class of property, plant and equipment are as follows:

Leasehold improvements	Shorter of the estimated useful life or lease term
Machinery and equipment	5 to 7 years
Aircraft	15 years
IT software and equipment	3 to 5 years
Property, plant and equipment, net consists of the following as of December 31, 2021 and December 31, 2020:

	As of
	December 31, 2021	December 31, 2020
	(In thousands)
Leasehold improvements	$23,501	$20,769
Machinery and equipment	59,358	50,285
Aircraft	8,000	8,000
IT software and equipment	22,397	20,190
Construction in progress	23,167	11,898
	136,423	111,142
Less: accumulated depreciation and amortization	(74,998)	(62,039)
Property, plant and equipment, net	$61,425	$49,103
Depreciation expense recorded in the consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020 consisted of the following:

	Years Ended December 31,
	2021	2020
	(In thousands)
Cost of revenue	$556	$—
Research and development, net	1,348	9,333
Selling, general and administrative	10,385	2,855
Total depreciation expense	$12,289	$12,188